SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid research and development	$ 106,138	$ 46,320	$ 268,686
Prepaid value-added taxes	245,972	243,429	159,782
Prepaid insurance	249,048	149,559	174,406
Prepaid other	99,061	62,036	105,179
Deferred offering costs (see Note 7)	508,599	567,603
Franchise tax receivable	17,758	79,258
R&D tax incentive receivable		145,349
Total prepaid expenses and other current assets	$ 1,226,576	$ 1,293,554	$ 708,053